Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases Abstract
Schedule of leases

	Weighted average rate (p.a.)	2021											2022
		Current	Non-current	Total	Additions	Write-offs	Contractual amendment	Payments	Clearing with Deposits and other assets	Interest incurred	Interest paid	Exchange rate change	Total	Current	Non-current
Agreements in local currency
With purchase option	17.47%	-	-	-	10,308	-	-	(1,959)	-	505	(505)	-	8,349	5,036	3,313
Without purchase option	10.52%	29,456	8,552	38,008	171,084	(242)	54,720	(38,257)	-	33,248	-	-	258,561	37,219	221,342
Agreements in foreign currency
With purchase option	7.24%	-	-	-	1,552,433	-	-	(178,415)	-	64,821	(57,852)	10,095	1,391,082	133,884	1,257,198
Without purchase option	11.75%	1,999,791	8,696,745	10,696,536	1,334,588	2,328	(363,625)	(2,600,276)	(23,707)	1,218,045	-	(730,592)	9,533,297	1,756,449	7,776,848
Total	2,029,247		8,705,297	10,734,544	3,068,413	2,086	(308,905)	(2,818,907)	(23,707)	1,316,619	(58,357)	(720,497)	11,191,289	1,932,588	9,258,701

	Weighted Average Rate (p.a.)	2020									2021
		Current	Non-current	Total	Additions	Contractual Amendment	Payments	Clearing with Deposits and other assets	Interest incurred	Exchange rate change	Total	Current	Non-current
Agreements in local currency
Without purchase option	11.56%	32,530	14,985	47,515	1,218	1,512	(17,596)	-	5,359	-	38,008	29,456	8,552
Agreements in foreign currency
Without purchase option	10.00%	1,268,226	6,252,199	7,520,425	2,503,750	749,166	(1,431,689)	(37,565)	875,267	517,182	10,696,536	1,999,791	8,696,745
Total		1,300,756	6,267,184	7,567,940	2,504,968	750,678	(1,449,285)	(37,565)	880,626	517,182	10,734,544	2,029,247	8,705,297

Schedule of future payments of financial lease agreements

	2022	2021
2022	-	2,977,345
2023	3,059,448	2,370,391
2024	2,325,227	1,970,832
2025	2,055,173	1,673,635
2026	1,798,293	1,360,011
2027	1,624,277	1,005,917
2027 onwards	5,974,709	3,604,718
Total minimum lease payments	16,837,127	14,962,849
Less total interest	(5,630,167)	(4,199,865)
Present value of minimum lease payments	11,206,960	10,762,984
Less current portion	(1,948,259)	(2,057,687)
Non-current portion	9,258,701	8,705,297